BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.3%
Boeing Co. (The)
(a)
.................. 3,816 $ 730,764
Curtiss-Wright Corp.
(b)
................ 4,431 665,359
General Dynamics Corp. .............. 6,184 1,491,457
HEICO Corp. ..................... 1,836 281,899
HEICO Corp., Class A ................ 6,091 772,522
Huntington Ingalls Industries, Inc. ........ 159 31,711
Lockheed Martin Corp. ............... 1,011 446,255
Northrop Grumman Corp. ............. 509 227,635
4,647,602
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc. . 331 34,146
United Parcel Service, Inc., Class B ...... 1,595 342,064
376,210
Auto Components — 0.3%
BorgWarner, Inc. ................... 8,369 325,554
Goodyear Tire & Rubber Co. (The)
(a)
...... 1,775 25,365
350,919
Automobiles — 0.5%
Ford Motor Co. .................... 1,957 33,093
General Motors Co.
(a)
................ 11,346 496,274
529,367
Banks — 8.1%
Bank of America Corp. ............... 54,494 2,246,243
Citigroup, Inc. ..................... 23,354 1,247,103
First Republic Bank ................. 1,965 318,526
Huntington Bancshares, Inc. ........... 14,235 208,116
JPMorgan Chase & Co. .............. 16,428 2,239,465
Pinnacle Financial Partners, Inc.
(b)
....... 3,026 278,634
PNC Financial Services Group, Inc. (The) .. 2,788 514,247
Regions Financial Corp. .............. 35,345 786,780
Truist Financial Corp. ................ 8,055 456,718
Wells Fargo & Co. .................. 8,122 393,592
8,689,424
Beverages — 1.5%
Brown-Forman Corp., Class B
(b)
......... 8,529 571,613
Coca-Cola Europacific Partners plc ....... 2,642 128,428
Keurig Dr Pepper, Inc. ............... 22,107 837,855
Molson Coors Beverage Co., Class B
(b)
.... 984 52,526
1,590,422
Biotechnology — 1.0%
Amgen, Inc. ...................... 3,239 783,255
Biogen, Inc.
(a)
..................... 1,262 265,777
1,049,032
Building Products — 0.4%
Builders FirstSource , Inc.
(a)
............ 283 18,265
Lennox International, Inc. ............. 287 74,006
Owens Corning .................... 3,559 325,648
417,919
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The) ..... 1,489 73,899
Cboe Global Markets, Inc. ............. 111 12,701
Charles Schwab Corp. (The) ........... 3,415 287,919
FactSet Research Systems, Inc. ......... 707 306,944
Goldman Sachs Group, Inc. (The) ....... 1,740 574,374
Intercontinental Exchange, Inc. ......... 934 123,400
Jefferies Financial Group, Inc. .......... 3,296 108,274
KKR & Co., Inc. .................... 221 12,922
Moody's Corp. ..................... 772 260,480
Morgan Stanley .................... 1,728 151,027
Security
Shares
Shares Value
Capital Markets (continued)
S&P Global, Inc. ................... 2,682 $ 1,100,103
Stifel Financial Corp. ................ 2,236 151,824
3,163,867
Chemicals — 2.2%
Corteva , Inc. ...................... 11,938 686,196
Ecolab, Inc. ...................... 6,554 1,157,174
Linde plc ........................ 942 300,903
Mosaic Co. (The) ................... 2,160 143,640
PPG Industries, Inc. ................. 621 81,395
2,369,308
Commercial Services & Supplies — 0.2%
Waste Connections, Inc. .............. 1,283 179,235
Communications Equipment — 0.6%
Ciena Corp.
(a)
..................... 529 32,073
Cisco Systems, Inc. ................. 365 20,352
Juniper Networks, Inc. ............... 16,292 605,411
657,836
Construction & Engineering — 0.0%
MasTec , Inc.
(a)
..................... 185 16,114
Construction Materials — 0.2%
Vulcan Materials Co. ................ 892 163,860
Consumer Finance — 1.2%
Ally Financial, Inc. .................. 16,792 730,116
American Express Co. ............... 1,945 363,715
Capital One Financial Corp. ............ 1,624 213,215
Discover Financial Services ............ 98 10,799
1,317,845
Containers & Packaging — 0.2%
WestRock Co. ..................... 3,625 170,484
Diversified Consumer Services — 0.6%
H&R Block, Inc.
(b)
................... 12,227 318,391
Service Corp. International ............ 4,606 303,167
621,558
Diversified Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,984 2,111,813
Voya Financial, Inc. ................. 17,434 1,156,746
3,268,559
Diversified Telecommunication Services — 1.4%
AT&T, Inc. ........................ 40,322 952,809
Liberty Global plc, Class A
(a)
............ 8,110 206,886
Verizon Communications, Inc. .......... 6,888 350,875
1,510,570
Electric Utilities — 3.4%
Entergy Corp. ..................... 11,975 1,398,081
Eversource Energy ................. 3,367 296,936
NextEra Energy, Inc. ................ 8,458 716,477
OGE Energy Corp. .................. 30,896 1,259,939
3,671,433
Electrical Equipment — 1.2%
AMETEK, Inc. ..................... 2,459 327,490
Eaton Corp. plc .................... 6,304 956,695
1,284,185
Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc. ....................... 2,785 113,043
Flex Ltd.
(a)
........................ 4,793 88,910

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(a)
........... 2,286 $ 361,120
563,073
Energy Equipment & Services — 0.9%
Halliburton Co. .................... 9,692 367,036
Schlumberger NV .................. 14,155 584,743
951,779
Entertainment — 0.2%
(a)
Live Nation Entertainment, Inc. .......... 785 92,347
Spotify Technology SA ............... 542 81,853
Walt Disney Co. (The) ............... 406 55,687
Zynga, Inc., Class A ................. 2,754 25,447
255,334
Equity Real Estate Investment Trusts (REITs) — 5.0%
American Homes 4 Rent, Class A ........ 8,804 352,424
American Tower Corp. ............... 320 80,390
Brixmor Property Group, Inc. ........... 4,051 104,556
Crown Castle International Corp. ........ 496 91,562
CubeSmart ....................... 16,494 858,183
Equity LifeStyle Properties, Inc. ......... 6,849 523,812
Extra Space Storage, Inc. ............. 2,722 559,643
Life Storage, Inc. ................... 4,838 679,400
Mid-America Apartment Communities, Inc. .. 1,688 353,552
Prologis, Inc.
(b)
..................... 10,781 1,740,916
Sun Communities, Inc. ............... 341 59,774
5,404,212
Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A .......... 484 16,093
Costco Wholesale Corp. .............. 224 128,991
Kroger Co. (The) ................... 1,698 97,414
Walmart, Inc. ...................... 7,251 1,079,819
1,322,317
Food Products — 1.6%
Archer-Daniels-Midland Co. ............ 2,214 199,836
Bunge Ltd. ....................... 4,555 504,740
Conagra Brands, Inc. ................ 732 24,573
Kellogg Co. ....................... 7,619 491,349
McCormick & Co., Inc. (Non-Voting) ...... 4,559 454,988
1,675,486
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories ................. 375 44,385
Boston Scientific Corp.
(a)
.............. 13,736 608,368
Hologic , Inc.
(a)
..................... 812 62,378
IDEXX Laboratories, Inc.
(a)
............. 1,021 558,548
Medtronic plc ..................... 6,915 767,219
2,040,898
Health Care Providers & Services — 4.4%
AmerisourceBergen Corp. ............. 409 63,276
Anthem, Inc. ...................... 3,431 1,685,376
Cigna Corp. ...................... 3,355 803,891
CVS Health Corp. .................. 7,709 780,228
McKesson Corp. ................... 810 247,965
Molina Healthcare, Inc.
(a)
.............. 342 114,088
UnitedHealth Group, Inc. .............. 2,043 1,041,869
4,736,693
Health Care Technology — 0.4%
Cerner Corp. ...................... 328 30,687
Teladoc Health, Inc.
(a)(b)
............... 5,313 383,227
413,914
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 0.8%
McDonald's Corp. .................. 826 $ 204,253
Travel + Leisure Co. ................. 8,660 501,761
Yum! Brands, Inc. .................. 1,574 186,566
892,580
Household Durables — 0.5%
Lennar Corp., Class A ................ 477 38,718
Whirlpool Corp.
(b)
................... 2,776 479,637
518,355
Household Products — 2.8%
Church & Dwight Co., Inc. ............. 1,399 139,033
Colgate-Palmolive Co. ............... 17,964 1,362,210
Procter & Gamble Co. (The) ........... 10,063 1,537,626
3,038,869
Industrial Conglomerates — 1.1%
Honeywell International, Inc. ........... 4,108 799,335
Roper Technologies, Inc. .............. 740 349,450
1,148,785
Insurance — 4.7%
Allstate Corp. (The) ................. 1,537 212,890
Hanover Insurance Group, Inc. (The) ..... 546 81,638
Hartford Financial Services Group, Inc. (The) 149 10,700
Marsh & McLennan Cos., Inc. .......... 7,220 1,230,432
MetLife, Inc. ...................... 21,007 1,476,372
Prudential Financial, Inc.
(b)
............. 2,687 317,523
Reinsurance Group of America, Inc. ...... 3,150 344,799
Travelers Cos., Inc. (The) ............. 7,645 1,396,971
5,071,325
Interactive Media & Services — 1.5%
(a)
Alphabet, Inc., Class A ............... 369 1,026,318
Alphabet, Inc., Class C ............... 199 555,805
1,582,123
IT Services — 2.2%
Automatic Data Processing, Inc. ......... 1,228 279,419
Fidelity National Information Services, Inc. .. 8,747 878,374
Global Payments, Inc. ............... 403 55,147
PayPal Holdings, Inc.
(a)
............... 1,216 140,630
Visa, Inc., Class A .................. 3,951 876,213
Western Union Co. (The)
(b)
............ 5,021 94,094
2,323,877
Life Sciences Tools & Services — 3.7%
Agilent Technologies, Inc. ............. 7,454 986,388
Danaher Corp. .................... 4,194 1,230,226
Mettler -Toledo International, Inc.
(a)
....... 137 188,127
Syneos Health, Inc.
(a)
................ 7,705 623,720
Thermo Fisher Scientific, Inc. ........... 1,581 933,817
3,962,278
Machinery — 1.9%
Caterpillar, Inc. .................... 1,040 231,733
Cummins, Inc. ..................... 910 186,650
Donaldson Co., Inc. ................. 1,344 69,794
Illinois Tool Works, Inc. ............... 5,099 1,067,731
Otis Worldwide Corp. ................ 3,461 266,324
Snap-on, Inc. ..................... 1,132 232,603
2,054,835
Media — 2.7%
Altice USA, Inc., Class A
(a)
............. 8,651 107,964
Charter Communications, Inc., Class A
(a)
... 25 13,638
Comcast Corp., Class A .............. 38,468 1,801,072
Fox Corp., Class A .................. 22,067 870,543
Fox Corp., Class B .................. 783 28,407

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
429 $ 19,610
Nexstar Media Group, Inc., Class A ....... 213 40,146
Warner Bros Discovery, Inc., Class C
(a)
.... 1,642 41,001
2,922,381
Metals & Mining — 1.0%
Freeport-McMoRan, Inc. .............. 5,610 279,041
Reliance Steel & Aluminum Co. ......... 4,467 819,025
1,098,066
Multiline Retail — 1.0%
Target Corp. ...................... 5,114 1,085,293
Multi-Utilities — 1.3%
Ameren Corp. ..................... 251 23,534
CMS Energy Corp. .................. 5,094 356,274
DTE Energy Co. ................... 8,113 1,072,620
1,452,428
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp. ..................... 5,944 967,862
Devon Energy Corp. ................. 15,466 914,505
EOG Resources, Inc. ................ 5,372 640,504
Exxon Mobil Corp. .................. 31,921 2,636,355
Marathon Oil Corp. .................. 31,857 799,929
Ovintiv , Inc. ....................... 3,534 191,083
Phillips 66 ........................ 4,603 397,653
Targa Resources Corp. ............... 3,103 234,183
Valero Energy Corp. ................. 2,023 205,416
Williams Cos., Inc. (The) .............. 10,264 342,920
7,330,410
Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co. .............. 9,447 689,915
Johnson & Johnson ................. 20,259 3,590,503
Merck & Co., Inc. ................... 17,162 1,408,142
Perrigo Co. plc .................... 1,012 38,891
Pfizer, Inc. ....................... 24,482 1,267,433
Zoetis, Inc. ....................... 5,304 1,000,281
7,995,165
Professional Services — 0.3%
Equifax, Inc. ...................... 1,170 277,407
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A
(a)
........... 4,928 451,011
Road & Rail — 1.0%
CSX Corp. ....................... 2,954 110,627
Landstar System, Inc. ................ 4,048 610,560
Ryder System, Inc. .................. 2,801 222,203
Schneider National, Inc., Class B
(b)
....... 7,090 180,795
1,124,185
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.
(a)
......... 1,564 171,008
Analog Devices, Inc. ................. 327 54,014
Cirrus Logic, Inc.
(a)
.................. 1,846 156,522
Intel Corp. ....................... 33,934 1,681,769
KLA Corp. ........................ 188 68,819
Monolithic Power Systems, Inc. ......... 83 40,311
NXP Semiconductors NV ............. 272 50,342
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Silicon Laboratories, Inc.
(a)
............. 2,879 $ 432,426
Texas Instruments, Inc. ............... 93 17,064
2,672,275
Software — 2.3%
Adobe, Inc.
(a)
...................... 370 168,579
Cadence Design Systems, Inc.
(a)
........ 355 58,383
Intuit, Inc. ........................ 137 65,875
Microsoft Corp. .................... 1,404 432,867
salesforce.com, Inc.
(a)
................ 3,967 842,274
ServiceNow , Inc.
(a)
.................. 565 314,643
Workday, Inc., Class A
(a)
.............. 2,322 556,026
2,438,647
Specialty Retail — 0.2%
Best Buy Co., Inc. .................. 1,308 118,897
Home Depot, Inc. (The) .............. 464 138,889
257,786
Technology Hardware, Storage & Peripherals — 2.1%
Dell Technologies, Inc., Class C
(a)
........ 19,652 986,334
Hewlett Packard Enterprise Co. ......... 33,589 561,272
HP, Inc.
(b)
........................ 12,842 466,164
Western Digital Corp.
(a)
............... 3,941 195,671
2,209,441
Textiles, Apparel & Luxury Goods — 0.0%
Under Armour , Inc., Class C
(a)
.......... 1,049 16,322
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.
(b)
..... 4,068 43,609
Radian Group, Inc. .................. 7,327 162,733
206,342
Tobacco — 0.2%
Philip Morris International, Inc. .......... 2,424 227,711
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc.
(a)
........ 3,193 516,276
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.
(a)
.......... 10,720 324,066
Total Common Stocks — 99.0%
(Cost: $101,356,270) ............................. 106,607,694
Total Long-Term Investments — 99.0%
(Cost: $101,356,270) ............................. 106,607,694
Short-Term Securities
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 1,275,924 1,275,924
SL Liquidity Series, LLC, Money Market Series,
0.42%
(e)
....................... 3,150,767 3,149,822
Total Short-Term Securities — 4.1%
(Cost: $4,425,254) .............................. 4,425,746
Total Investments — 103.1%
(Cost: $105,781,524 ) ............................. 111,033,440
Liabilities in Excess of Other Assets — (3.1)% ............ (3,387,186)
Net Assets — 100.0% .............................. $ 107,646,254
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,180,573 $ 95,351 $ — $ — $ — $ 1,275,924 1,275,924 $ 15 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,510,247 — (1,357,809) (3,108) 492 3,149,822 3,150,767 3,499
(b)
—
$ (3,108) $ 492 $ 4,425,746 $ 3,514 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 5 06/17/22 $ 1,133 $ 48,588
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments ...................................... $ 106,607,694 $ — $ — $ 106,607,694
Short-Term Securities ....................................... 1,275,924 — — 1,275,924
$ 107,883,618 $ — $ — $ 107,883,618
Investments V alued at NAV
(a)
..................................... 3,149,822
$ —
$ 111,033,440
$ —

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 48,588 $ — $ — $ 48,588
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.